Exhibit 99.1

KPMG LLP Suite 900 8350 Broad Street McLean, VA 22102

Independent Accountants’ Agreed-Upon Procedures Report

Federal Home Loan Mortgage Corporation (the “Company”)
Morgan Stanley Capital I Inc.
Morgan Stanley & Co. LLC
Goldman Sachs & Co. LLC
(collectively, the “Specified Parties”):

Re: FREMF 2026-K767 Mortgage Trust – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “K767 Red Data Tape.xlsx” (the “Data File”) provided by the Company on June 15, 2026, containing information on 28 mortgage loans (the “Mortgage Loans”) and the related 28 mortgaged properties (the “Mortgaged Properties”) as of June 1, 2026 (the “Cut-off Date”), which we were informed are intended to be included as collateral in the offering by FREMF 2026-K767 Mortgage Trust. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet the intended purpose of assisting the Specified Parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.
•	The term “reporting threshold” means that (i) dollar amounts, percentages, and debt service coverage ratios were within $1.00, 0.1%, and 0.01, respectively, and (ii) dollar amounts were within $5.00 for the Data File attribute Monthly Rent per Unit.
•	The term “Compared Attributes” means the list of fields in the Data File which were selected by the Company for us to perform comparison procedures for and are listed in Attachment A.
•	The term “Recomputed Attributes” means the list of fields in the Data File which were selected by the Company for us to perform recomputation procedures for and are listed in Attachment B.
•	The term “Calculation Methodology” means the formula listed in the Calculation Methodology column of Attachment B containing the calculation methodology for the Recomputed Attributes provided by the Company.
KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, specific attribute, methodology, or value, as described in Attachment C.
•	The term “Loan Files” means the electronic copies of source documents made available by the Company and listed in Attachment A. We make no representations regarding the validity or accuracy of any of the source documents.
•	The term “Provided Information” means the Cut-off Date, Calculation Methodology, Instructions and Loan Files.

Prior to being provided the Data File, we received one or more earlier versions of the data file on which to perform our procedures. In performing those procedures, we identified differences which were communicated to the Company. The Data File represents the revised information reflecting resolution of differences communicated as determined appropriate by the Company. We performed the procedures on the Data File, and the results of those procedures are reflected herein.

The procedures we were instructed by the Company to perform for all Mortgage Loans and related Mortgaged Properties in the Data File and the associated findings are as follows:

A.	We compared the Compared Attributes in the Data File (except for those with “Provided by Company” in the “Source Document(s)” column of Attachment A) to the corresponding information included in the Loan Files, utilizing the Instructions, as applicable. The Company indicated that the absence of any of the information in the Loan Files or the inability to agree the indicated information from the Data File to the Loan Files for each of the attributes identified, utilizing the Instructions as applicable, constituted an exception (except for those Compared Attributes with “Provided by Company” in the “Source Document(s)” column of Attachment A). The document priority is the order provided by the Company, which is listed in the “Source Document(s)” column of Attachment A, with the highest priority document listed first.
B.	We recomputed the Recomputed Attributes in the Data File using (i) the corresponding information contained in the Data File, (ii) the Calculation Methodology and (iii) the Instructions, as applicable.

We found such information to be in agreement without exception.

We were engaged by the Company to perform this agreed-upon procedures engagement. We conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants, which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Mortgage Loans and related Mortgaged Properties, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

2

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Mortgage Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Mortgage Loans being securitized, (iii) the compliance of the originator of the Mortgage Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Mortgage Loans and related Mortgaged Properties that would be material to the likelihood that the issuer of the certificates will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

McLean, Virginia
June 16, 2026

3

ATTACHMENT A

COMPARED ATTRIBUTES

Attribute Number	Attribute	Source Document(s)
1	Annex #	Provided by Company
2	Loan Group	Provided by Company
3	Freddie Mac Loan Number	Promissory Note, Loan Agreement, Investment Brief, Commitment Letter
4	Property Name	Provided by Company
5	Optigo Lender	Promissory Note, Loan Agreement, Security Instrument
6	Address (Street)	Appraisal Report, Engineering Report, USPS Website
7	City	Appraisal Report, Engineering Report, USPS Website
8	County	Appraisal Report, Engineering Report, USPS Website
9	State	Appraisal Report, Engineering Report, USPS Website
10	Metropolitan Statistical Area	MSA Report
11	Zip Code	Appraisal Report, Engineering Report, USPS Website
12	Property Type	Appraisal Report
13	Property Sub-Type	Appraisal Report, Investment Brief, Engineering Report, Property Inspection and Lease Audit, Loan Agreement
14	Cut-off Date	Provided by Company
15	Original Principal Balance	Promissory Note
16	Note Date	Promissory Note
17	Note Rate	Promissory Note
18	Rate Type	Promissory Note
19	Interest Calculation	Promissory Note
20	First Payment Date	Promissory Note
21	Maturity Date	Promissory Note
22	Payment Date	Promissory Note
23	Late Charge Grace Period (# of days)	Promissory Note
24	Amortization Type	Promissory Note
25	Original Amortization Term (months)	Promissory Note
26	Interest Only Term	Promissory Note
27	Prepay Provision Description	Loan Agreement, Promissory Note
28	Defeasance To Maturity (Y/N)	Loan Agreement, Promissory Note
29	Partial Defeasance Permitted (Y/N)	Loan Agreement, Promissory Note
30	Appraised Value	Appraisal Report
31	Appraised Value Type	Appraisal Report
32	Appraisal Firm	Appraisal Report
33	Appraisal Date	Appraisal Report
A- 1

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
34	Year Built	Engineering Report, Appraisal Report, Physical Risk Report
35	Year Renovated	Engineering Report, Appraisal Report, Physical Risk Report
36	Number of Units	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
37	Affordable LI Units (<=80% AMI)	CRA Report
38	Affordable LI Units (<=60% AMI)	CRA Report
39	Affordable VLI Units (<=50% AMI)	CRA Report
40	Unit of Measure	Rent Roll, Appraisal Report, Investment Brief, Loan Agreement
41	# Units - Commercial	Rent Roll, Investment Brief, Appraisal Report, Commercial Lease
42	Elevator (Y/N)	Engineering Report, Appraisal Report, Physical Risk Report
43	FIRREA Eligible (Y/N)	Appraisal Report
44	Zoning Status	Zoning Report, Appraisal Report, Investment Brief, Promissory Note
45	Lien Position	Final Title Policy
46	Fee Simple/Leasehold	Security Instrument, Final Title Policy
47	Ground Lease Rent	Ground Lease or Ground Lease Estoppel, Loan Agreement, Title Exceptions
48	Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel, Loan Agreement, Title Exceptions
49	Ground Lease Expiration Date w/ Extensions	Ground Lease or Ground Lease Estoppel, Loan Agreement, Title Exceptions
50	U/W EGI	Asset Summary Report (Excel or PDF), Investment Brief
51	U/W Expenses	Asset Summary Report (Excel or PDF), Investment Brief
52	Underwritten Annual Reserves	Asset Summary Report (Excel or PDF), Investment Brief
53	U/W NCF	Asset Summary Report (Excel or PDF), Investment Brief
54	Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
55	Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
56	Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
57	Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
58	2nd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
59	2nd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
60	2nd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
A- 2

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
61	2nd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
62	3rd Most Recent Period Ending	Asset Summary Report (Excel or PDF), Investment Brief
63	3rd Most Recent EGI	Asset Summary Report (Excel or PDF), Investment Brief
64	3rd Most Recent Expenses	Asset Summary Report (Excel or PDF), Investment Brief
65	3rd Most Recent NCF	Asset Summary Report (Excel or PDF), Investment Brief
66	Occupancy as of Date	Rent Roll
67	Tenant Concentration Type

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

68	% of Tenant Concentration

For Student, Military and Corporate concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report

For Age Restricted concentrations: Appraisal Report, Investment Brief

For Assisted Living/Independent Living concentrations: Loan Agreement

For any other concentrations: Seller Inspection Template, Property Inspection and Lease Audit, Investment Brief, Appraisal Report, Loan Agreement

69	Non-Compliance Provisions (Y/N)	Loan Agreement
70	Regulatory Agreement (Y/N)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
71	Rental Subsidy Indicator (Y/N)	Provided by Company
72	Rental Subsidy Type	Provided by Company
73	Regulatory Agency/Housing Authority/Regulatory Agreement Counterparty	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
74	Type of Regulatory Agreement(s)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
75	Description of Regulatory Agreement(s)	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
76	% Units with Income Restrictions	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
A- 3

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
77	% Units with Rent Restrictions	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
78	HAP Maturity Date	Legal Affordability Summary Report, Loan Agreement, Regulatory Agreements
79	Condo Ownership (% or N/A)	Loan Agreement, Investment Brief
80	Amount Sq. Ft - Commercial	Appraisal Report, Rent Roll, Investment Brief, Commercial Lease
81	Environmental Firm	Phase I Environmental Report, Physical Risk Report, Database Review
82	Phase I Environmental Report Date	Phase I Environmental Report, Physical Risk Report, Database Review
83	Phase II Recommended (Y/N)	Phase I Environmental Report, Physical Risk Report, Database Review
84	Phase II Performed (Y/N)	Phase II Environmental Report
85	Phase II Environmental Report Date	Phase II Environmental Report
86	Environmental Cost to Cure (Phase I plus Phase II)	Phase I Environmental Report & Phase II Environmental Report, Physical Risk Report, Database Review
87	Engineering Firm	Engineering Report, Physical Risk Report
88	Engineering Report Date	Engineering Report, Physical Risk Report
89	Immediate Repairs Cost Estimate	Engineering Report, Physical Risk Report
90	Replacement Reserves Cost Estimate per Year	Engineering Report, Physical Risk Report
91	Seismic Firm	Seismic Report
92	Seismic Report Date	Seismic Report
93	Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
94	PML Report Required (Y/N)	Seismic Report, Engineering Report, Physical Risk Report
95	PML (%)	Seismic Report
96	Green Advantage	Loan Agreement, Green Assessment Report
97	Replacement Reserve (Initial)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
98	Engineering Reserve/Deferred Maintenance (Y/N)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
99	Tax Reserve (Y/N)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
100	Insurance Reserve (Y/N)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
101	Replacement Reserve (Y/N)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
102	Other Reserve Type	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
103	Other Reserve - Initial Deposit ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape, Settlement Statement
104	Other Reserve - Contractual Payment ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held, Servicing Tape
A- 4

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
105	Springing Reserve Type	Loan Agreement, List of all Escrow Accounts Held
106	Springing Reserve Amount ($ or N/A)	Loan Agreement, List of all Escrow Accounts Held
107	Letter of Credit Amount	Letter of Credit, Loan Agreement
108	Letter of Credit Description	Letter of Credit, Loan Agreement
109	Are Escrows/Reserves LOC or can be converted to LOC (Y/N)	Loan Agreement, Escrow Agreement
110	Specify Accounts for Escrows/Reserves LOC	Loan Agreement, Escrow Agreement
111	Environmental Insurance (Y/N)	Environmental Insurance Certificate, Form 1133
112	Environmental Insurance Expiration Date	Provided by Company
113	Environmental Insurance Carrier (Name or N/A)	Provided by Company
114	Environmental Insurance Carrier Rating	Provided by Company
115	Environmental Insurance Coverage ($ or N/A)	Provided by Company
116	Flood Insurance (Y/N)	Standard Flood Hazard Determination Form, Property Insurance Certificate, Form 1133, Flood Waiver
117	Windstorm Insurance (Y/N)	Property Insurance Certificate, Form 1133, MICT Screenshot
118	Earthquake Insurance Required (Y/N)	Property Insurance Certificate, Form 1133, Seismic Report, Loan Agreement
119	Terrorism Insurance (Y/N)	Property Insurance Certificate, Form 1133
120	Terrorism Insurance Expiration Date	Provided by Company
121	Terrorism Insurance Coverage ($ or N/A)	Provided by Company
122	Terrorism Insurance Deductible ($ or N/A)	Provided by Company
123	Terrorism Insurance Carrier (Name or N/A)	Provided by Company
124	Terrorism Insurance Carrier Rating	Provided by Company
125	Property Insurance Coverage (Y/N)	Property Insurance Certificate, Form 1133
126	Property Insurance Expiration Date	Provided by Company
127	Property Insurance Carrier (Name or N/A)	Provided by Company
128	Property Insurance Carrier Rating	Provided by Company
129	Property Insurance Coverage ($ or N/A)	Provided by Company
130	Property Insurance Deductible ($ or N/A)	Provided by Company
131	Liability Insurance Coverage (Y/N)	Liability Insurance Certificate, Form 1133
132	Liability Insurance Expiration Date	Provided by Company
133	Liability Insurance Carrier (Name or N/A)	Provided by Company
134	Liability Insurance Carrier Rating	Provided by Company
135	Liability Insurance Coverage ($ per occurrence/$ aggregate or N/A)	Provided by Company
136	Liability Insurance Deductible ($ or N/A)	Provided by Company
137	Cash Management (Description or N/A)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
A- 5

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
138	Lockbox (Y/N)	Cash Management Agreement, Lockbox Agreement, Loan Agreement
139	Additional Financing In Place (existing) (Y/N)	Loan Agreement, Secondary Financing Documents
140	Additional Financing Amount (existing)	Loan Agreement, Secondary Financing Documents
141	Additional Financing Description (existing)	Loan Agreement, Secondary Financing Documents
142	Future Mezzanine Debt (Y/N)	Loan Agreement
143	Future Secondary Financing (Y/N)	Loan Agreement
144	Future Secondary Financing Description	Loan Agreement
145	Substitution Permitted (Y/N)	Loan Agreement, Cross Collateralization Agreement
146	Number of Properties per Loan	Loan Agreement, Management Agreement, Assignment of Management Agreement, Appraisal, Final Title Policy, Security Instrument
147	Collateral Release Price ($ or N/A)	Cross Collateralization Agreement, Loan Agreement, Promissory Note
148	Crossed Loans	Cross Collateralization Agreement, Loan Agreement, Security Instrument
149	Release (Y or N or N/A)	Loan Agreement, Cross Collateralization Agreement
150	Release Provisions (Description or N/A)	Loan Agreement, Cross Collateralization Agreement
151	Loan Purpose	Loan Agreement, Settlement Statement, Investment Brief
152	Borrowing Entity	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
153	Entity Type	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
154	State of Organization	Promissory Note, Loan Agreement, Borrower Organizational Documents, Assumption Documents
155	Borrower Principal	Provided by Company
156	Borrower Type	Loan Agreement
157	Tenants In Common (Y/N)	Loan Agreement
158	Delaware Statutory Trust (Y/N)	Promissory Note, Loan Agreement, Borrower Organizational Documents, Trust Agreements, Assumption Documents
159	Independent Director (Y/N)	Loan Agreement
160	Non-Consolidation Opinion (Y/N)	Opinion of Counsel, Commitment Letter
161	Assumption Fee	Loan Agreement
162	Recourse (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
A- 6

ATTACHMENT A

Attribute Number	Attribute	Source Document(s)
163	Recourse Description	Loan Agreement, Promissory Note, Guaranty Agreement
164	Bad Boy Indemnitor / Guarantor	Guaranty Agreement, Loan Agreement, Assumption Documents
165	Environmental Indemnitor (Name or N/A)	Guaranty Agreement, Loan Agreement, Assumption Documents
166	Environmental Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
167	Fraud Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
168	Misapplication of Rent and Insurance Proceeds Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
169	Voluntary Bankruptcy Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
170	Waste Carveout (Y/N)	Loan Agreement, Promissory Note, Guaranty Agreement
171	Borrower/Principal Liquid Assets	Provided by Company
172	Borrower/Principal Net Worth	Provided by Company
173	Borrower Or Principal Prior Bankruptcy (Y/N)	Freddie Mac Form 1115, Investment Brief, Borrower Organizational Documents
174	Bankruptcy Description (Chapter # or N/A)	Provided by Company
175	Management Company	Management Agreement, Assignment of Management Agreement, Loan Agreement
176	Primary Servicing Fee	Exhibit A to Commitment Letter, Exhibit A to Early Rate Lock Agreement
177	Master Servicing Fee	Provided by Company
178	Trustee Fee	Trustee Fee Bid Letter
179	Master Servicing Surveillance Fee	Provided by Company
180	Special Servicing Surveillance Fee	Provided by Company
181	CREFC Royalty Fee	CREFC Fee Letter

A- 7

ATTACHMENT B

RECOMPUTED ATTRIBUTES

Attribute Number	Attribute	Calculation Methodology
182	Cut-off Balance	Recompute using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
183	Maturity Balance	Recompute as the aggregate principal amount that is scheduled to be paid on the Maturity Date, excluding the principal component that is included in the Monthly Debt Service that is due on the Maturity Date using the Original Principal Balance, Interest Calculation, Seasoning as of Cut Off Date, Interest Only Term, First Payment Date, Maturity Date, Note Rate and Monthly Debt Service, as applicable. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
184	% of Cut-off Date Pool Balance	Respective Cut-off Balance divided by sum of pool Cut-off Balances.
185	% of Cut-off Date Loan Group Balance	Respective Cut-off Balance divided by sum of loan group Cut-off Balances.
186	Monthly Debt Service	If Amortization Type is equal to “Interest Only”, set equal to Monthly Debt Service (IO). Otherwise, confirm using Promissory Note.
187	Monthly Debt Service (IO)	Recompute using the Original Principal Balance, Interest Calculation, Interest Only Term and Note Rate. Assume all scheduled payments of principal and/or interest on the Mortgage Loans are made and that there are no prepayments or other unscheduled collections.
188	Original Loan Term (months)	Number of payments between and including the First Payment Date and Maturity Date.
189	Remaining Amortization	Recompute using the Original Amortization Term (months), Seasoning as of Cut Off Date and Interest Only Term.
190	Remaining Term	Recompute using the Original Loan Term (months), Maturity Date and Cut-off Date.
191	Seasoning as of Cut Off Date	Original Loan Term (months) minus Remaining Term.
192	Cut-off Balance Per Unit	Cut-off Balance divided by Number of Units.
B- 1

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
193	LTV at Cutoff	Cut-off Balance divided by Appraised Value.
194	LTV at Maturity	Maturity Balance divided by Appraised Value.
195	U/W NOI	U/W EGI minus U/W Expenses.
196	U/W DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service.
197	U/W IO DSCR (NCF)	U/W NCF divided by product of 12 and Monthly Debt Service (IO).
198	Most Recent NOI	Most Recent EGI minus Most Recent Expenses.
199	Most Recent DSCR (NCF)	Most Recent NCF divided by product of 12 and Monthly Debt Service.
200	2nd Most Recent NOI	2nd Most Recent EGI minus 2nd Most Recent Expenses.
201	2nd Most Recent DSCR (NCF)	2nd Most Recent NCF divided by product of 12 and Monthly Debt Service.
202	3rd Most Recent NOI	3rd Most Recent EGI minus 3rd Most Recent Expenses.
203	3rd Most Recent DSCR (NCF)	3rd Most Recent NCF divided by product of 12 and Monthly Debt Service.
204	Occupancy Rate	Number of occupied units listed on the Rent Roll Source Document divided by Number of Units.
205	Monthly Rent per Unit	Monthly residential rent per the Rent Roll Source Document divided by the number of residential units per the Rent Roll, Appraisal Report, Investment Brief, or Loan Agreement Source Documents.
206	% of GPR from Commercial Rental Income	Commercial income divided by the sum of commercial income and residential gross potential rent from the Asset Summary Report (Excel or PDF) Source Document.
207	CDCR (Combined DCR)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) has a floating interest rate, (ii) is ‘soft debt’, where there is either no requirement for repayment, or payments are calculated from excess cash flows, (iii) has conditions that provide for the potential forgiveness of the debt, (iv) is owned by the Company, (v) is a pari passu companion loan or (vi) is unsecured. Otherwise, U/W NCF divided by product of 12 and the sum of Monthly Debt Service and monthly debt service of any Additional Financing In Place (existing) (Y/N) which is not represented by any of the conditions (i) through (vi) above.
208	CLTV (Combined LTV)	Equal to N/A if Additional Financing In Place (existing) (Y/N) is equal to “No”, or if additional financing (i) is ‘soft debt’, (ii) has conditions that provide for the potential forgiveness of the debt, (iii) is owned by the Company, (iv) is a pari passu companion loan or (v) is unsecured. Otherwise, sum of Cut-off Balance and any Additional Financing Amount (existing) which is not represented by any of the conditions (i) through (v) above, divided by Appraised Value.
B- 2

ATTACHMENT B

Attribute Number	Attribute	Calculation Methodology
209	Affiliated Borrowers Group Name	Recompute by grouping loans by Borrower Principal.
210	Administration Fee	Sum of Primary Servicing Fee, Master Servicing Fee, Trustee Fee, Master Servicing Surveillance Fee, Special Servicing Surveillance Fee and CREFC Royalty Fee.
211	Net Mortgage Rate	Note Rate minus Administration Fee.

B- 3

ATTACHMENT C

INSTRUCTIONS

1.	For those Compared Attributes with the source document indicated as “Provided by Company”, we were instructed by the Company to assume the attribute is accurate and therefore, we did not perform any procedure.
2.	For the Compared Attribute “Environmental Cost to Cure (Phase I plus Phase II)”, we were instructed by the Company to (i) use ‘$0’ as the value for the Compared Attribute when the Source Documents contained an Environmental Cost to Cure of less than $5,000, (ii) use ‘N/A’ as the value for the Compared Attribute when the Source Documents did not indicate a value and (iii) exclude any radon mitigation costs in the value for the Compared Attribute.
3.	For the Compared Attribute “Flood Insurance (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Standard Flood Hazard Determination Form had the ‘No’ field marked in the ‘Determination’ section, or when no Standard Flood Hazard Determination Form was available, and the Loan File did not indicate that the Mortgaged Property was located in a special flood hazard area. When the Standard Flood Hazard Determination Form had the ‘Yes’ field marked in the ‘Determination’ section, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute if either flood insurance or an approved waiver was stated in the Source Documents.
4.	For the Compared Attribute “Earthquake Insurance Required (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Compared Attribute “Elevated Seismic Hazard Region or PGA ≥ 0.15g (Y/N)” is equal to ‘No’ or when the Compared Attribute “PML (%)” is less than or equal to 20.0% or is N/A. Notwithstanding the above, if the Loan Agreement requires earthquake insurance due to building retrofitting we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute “Earthquake Insurance Required (Y/N)”.
5.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans when the Compared Attribute “Property Sub-Type” is equal to ‘Manufactured Housing Community’ or contains ‘MHC’, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute, unless a Source Document was provided.
6.	For the Compared Attribute “PML Report Required (Y/N)”, for Mortgage Loans where a Seismic Report was provided, we were instructed by the Company to use ‘Yes’ as the value for the Compared Attribute.
7.	For the Compared Attribute “Appraised Value Type”, we were instructed by the Company to use only the values ‘As-Is’ and ‘As-Stabilized’ as applicable values for the Compared Attribute.
8.	For the Compared Attributes “Tenant Concentration Type” and “% of Tenant Concentration”, we were instructed by the Company to exclude concentration types and percentages listed for ‘Seniors’ and ‘Graduate Students’ in the Source Documents.
9.	For the Compared Attribute “Borrower Or Principal Prior Bankruptcy (Y/N)”, we were instructed by the Company to use ‘No’ as the value for the Compared Attribute when the Source Document (“Freddie Mac Form 1115”) did not have ‘Yes’ checked for the applicable question.
10.	For the Compared Attribute “Original Amortization Term (months)”, we were instructed by the Company to recompute the value using the Compared and Recomputed Attributes “Original Principal Balance”, “Note Rate” and “Monthly Debt Service”, if it was not defined in the Promissory Note.
C- 1

ATTACHMENT C

11.	For the Compared Attribute “Number of Properties per Loan”, we were instructed by the Company to use ‘1’ as the value for the Compared Attribute when the Source Documents described multiple parcels managed by a single entity.

C- 2